Consolidated Statements of Operations (Parentheticals) - $ / shares	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Class A Ordinary Shares
Diluted net income (loss) per share	$ (0.35)	$ 0.09
Class B Ordinary Shares
Diluted net income (loss) per share	$ (0.35)	$ 0.09